Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
				Assets	Right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
At January 1, 2019
Cost	29,212	15,938	5,756	1,368	-	52,274
Accumulated amortization	(17,130)	(8,860)	(4,537)	-	-	(30,527)
	12,082	7,078	1,219	1,368	-	21,747

Year ended December 31, 2019
Opening net book value	12,082	7,078	1,219	1,368	-	21,747
Additions	1,202	847	111	3,621	1,006	6,787
Reclassification	33	(640)	33	(66)	640	-
Depletion and amortization	(2,257)	(1,955)	(291)	-	(228)	(4,731)
Exchange differences	516	290	52	148	9	1,015
Closing net book value	11,576	5,620	1,124	5,071	1,427	24,818

At December 31, 2019
Cost	31,774	16,887	6,160	5,071	1,646	61,538
Accumulated amortization	(20,198)	(11,267)	(5,036)	-	(219)	(36,720)
	11,576	5,620	1,124	5,071	1,427	24,818

Year ended December 31, 2020
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818
Additions (1)	1,416	1,873	673	3,658	48	7,668
Reclassification	4,046	3,333	-	(7,325)	(54)	-
Depletion and amortization	(2,191)	(2,101)	(298)	-	(202)	(4,792)
Exchange differences (2)	(377)	164	(503)	(882)	(266)	(1,864)
Closing net book value	14,470	8,889	996	522	953	25,830

At December 31, 2020
Cost	36,400	21,576	6,075	522	1,640	66,213
Accumulated amortization	(21,930)	(12,687)	(5,079)	-	(687)	(40,383)
	14,470	8,889	996	522	953	25,830

(1)	During the year ended December 31, 2020, the Company incurred $3,658 in sustaining capital expenditures initially recorded as assets under construction, primarily related to the expansion of the dewatering system at the Platosa Mine and a raise of the tailings management facility at the Miguel Auza processing facility. All assets that have been commissioned are reclassified to their associated asset class.
(2)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.